Securities - Summary of Debt Securities by Risk Rating (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Debt securities	$ 302,637	$ 325,865
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	302,635	325,863
Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	299,803	322,842
Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,806	3,006
Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	28	17
Stage 1 [member]
Disclosure of financial assets [line items]
Debt securities	302,394	325,604
Allowance for credit losses on debt securities at amortized cost	2	2
Debt securities, net of allowance	302,392	325,602
Stage 1 [member] | Investment grade [member]
Disclosure of financial assets [line items]
Debt securities	299,803	322,842
Stage 1 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	2,591	2,762
Stage 2 [member]
Disclosure of financial assets [line items]
Debt securities	243	261
Debt securities, net of allowance	243	261
Stage 2 [member] | Non investment grade [member]
Disclosure of financial assets [line items]
Debt securities	215	244
Stage 2 [member] | Watch and classified [member]
Disclosure of financial assets [line items]
Debt securities	$ 28	$ 17